CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Condensed Statements of Comprehensive Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Operating expenses
General and administrative expenses	$ (148,450)	¥ (1,020,671)	¥ (928,188)	¥ (521,237)
Operating loss	(95,698)	(657,974)	(1,276,498)	(1,399,963)
Interest expense	(10,917)	(75,060)	(47,154)	(21,379)
Interest income	14,955	102,821	75,056	24,386
Net loss attributable to BEST Inc	(73,882)	(507,988)	(1,227,893)	(1,363,480)
Accretion to redemption value of redeemable convertible preferred shares				(3,661,975)
Deemed dividend-Repurchase of redeemable convertible preferred shares				(160,891)
Deemed dividend-Modification of redeemable convertible preferred shares				(423,979)
Net loss attributable to ordinary shareholders	(73,882)	(507,988)	(1,227,893)	(5,610,325)
Foreign currency translation adjustments	16,230	111,590	(133,767)	129,305
Comprehensive loss attributable to BEST Inc.	(57,652)	(396,398)	(1,361,660)	(1,234,175)
Other comprehensive income (loss), tax		0	0	0
Parent
Operating expenses
General and administrative expenses	(961)	(6,610)	(30)	(8,419)
Operating loss	(961)	(6,610)	(30)	(8,419)
Share of losses of subsidiaries and VIE	(72,924)	(501,396)	(1,227,847)	(1,658,038)
Interest expense			(30)
Interest income	3	18	14	570
Net loss attributable to BEST Inc	(73,882)	(507,988)	(1,227,893)	(1,665,887)
Accretion to redemption value of redeemable convertible preferred shares				(3,661,975)
Deemed dividend-Repurchase of redeemable convertible preferred shares				(160,891)
Deemed dividend-Modification of redeemable convertible preferred shares				(423,979)
Net loss attributable to ordinary shareholders	(73,882)	(507,988)	(1,227,893)	(5,912,732)
Foreign currency translation adjustments	16,230	111,590	(133,767)	73,368
Comprehensive loss attributable to BEST Inc.	$ (57,652)	(396,398)	(1,361,660)	(1,592,519)
Other comprehensive income (loss), tax		¥ 0	¥ 0	¥ 0